Note 19 - Financial Instruments	12 Months Ended
Dec. 31, 2020
Notes to Financial Statements
Financial Instruments Disclosure [Text Block]
19.
Financial Instruments:

(a) Interest rate risk:
The Company's interest rates and loan repayment terms are described in Note
10.

(b) Concentration of credit risk:
Financial instruments which potentially subject the Company to significant concentrations of credit risk consist principally of cash and cash equivalents, accounts receivable, net (included in current and non-current assets), equity method investments, equity securities, debt securities and derivative contracts (interest rate swaps and foreign currency contracts). The Company places its cash and cash equivalents, consisting mostly of deposits, with established financial institutions. The Company performs periodic evaluations of the relative credit standing of those financial institutions. The Company is exposed to credit risk in the event of non-performance by the counterparties to its derivative instruments; however, the Company limits its exposure by diversifying among counterparties with high credit ratings. The Company limits its credit risk with accounts receivable and debt securities by performing ongoing credit evaluations of its customers' and investees' financial condition, receives charter hires in advance and generally does not
require collateral for its accounts receivable.

(c) Fair value:
The carrying amounts reflected in the accompanying consolidated balance sheet of financial assets, except debt securities, and accounts payable approximate their respective fair values due to the short maturity of these instruments. The debt securities are carried at amortized cost and their fair values as of
December 31, 2020,
is estimated in the amount of
$3,946
in the aggregate, based on public quotations from a provider of financial market information (Level
2
inputs of the fair value hierarchy) (Note
4
). The fair value of long-term bank loans with variable interest rates approximates the recorded values, generally due to their variable interest rates. The fair value of other financing arrangements with fixed interest rates discussed in Note
10.B,
the fair value of the interest rate swap agreements and the foreign currency agreements discussed in Note
18
are determined through Level
2
of the fair value hierarchy as defined in FASB guidance for Fair Value Measurements and are derived principally from publicly available market data and in case there is no
such data available, interest rates, yield curves and other items that allow value to be determined.

The fair value of the Company's other financing arrangements with fixed interest rates discussed in Note
10.B
approximates the recorded values and is estimated based on the future swap curves currently available and remaining maturities as well as taking into account the Company's creditworthiness.

The fair value of the interest rate swap agreements discussed in Note
18
(a) and (b) equates to the amount that would be paid or received by the Company to cancel the agreements. As at
December 31, 2019
and
2020,
the fair value of these interest rate swaps in aggregate amounted to a net asset of
$399
and a liability of
$7,093,
respectively.

The fair value of the forward contracts discussed in Note
18
(c) determined through Level
2
of the fair value hierarchy as at
December 31, 2019
and
2020,
amounted to an asset of
$124
and an asset of
$460,
respectively.

The following tables summarize the hierarchy for determining and disclosing the fair value of assets and liabilities by valuation technique on a recurring basis as of the valuation date:

	December 31, 2019	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Unobservable Inputs (Level 3)
Recurring measurements:
Forward contracts-asset position	$124	$-	$124	$-
Interest rate swaps-asset position	1,229	-	1,229	-
Interest rate swaps-liability position	(830)	-	(830)	-
Total	$523	$-	$523	$-

	December 31, 2020	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Unobservable Inputs (Level 3)
Recurring measurements:
Forward contracts- asset position	$460	$-	$460	$-
Interest rate swaps-liability position	(7,093)	-	(7,093)	-
Total	$(6,633)	$-	$(6,633)	$-

Assets measured at fair value on a non-recurring basis:

During the year ended
December 31, 2019,
two
vessels were recorded at fair value as their future undiscounted net operating cash flows were less than their carrying amount. The fair values of these two
vessels amounting to
$14,850
in aggregate, were determined through Level
2
inputs of the fair value hierarchy.

During the year ended
December 31, 2020,
five
vessels were recorded at fair value as their future undiscounted net operating cash flows were less than their carrying amount. The fair values of these five
vessels amounting to
$30,500
in aggregate, were determined through Level
2
inputs of the fair value hierarchy.